UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00749

STONEBRIDGE FUNDS TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado	80203
(Address of principal executive offices)	(Zip code)

Richard C. Barrett, President 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(303) 623-2577

Date of fiscal year end:	October 31

Date of reporting period:	May 1, 2009 - July 31, 2009

Item 1 — Schedule of Investments.

STATEMENT OF INVESTMENTS
STONEBRIDGE SMALL-CAP GROWTH FUND	July 31, 2009
(Unaudited)

	Shares	Market Value
COMMON STOCKS (99.66%)
CONSUMER CYCLICAL - (6.99%)
Restaurants (2.28%)
Buffalo Wild Wings, Inc.**	3,000	$121,050

Retail - Internet (2.52%)
PetMed Express, Inc.**	7,200	133,632

Specialty Stores (2.19%)
Tractor Supply Co.**	2,425	116,327

TOTAL CONSUMER CYCLICAL		371,009

CONSUMER NON-CYCLICAL - (3.00%)
Education Services (3.00%)
K12, Inc.**	8,500	159,545

TOTAL CONSUMER NON-CYCLICAL		159,545

CONSUMER STAPLES - (3.16%)
Packaged Foods (3.16%)
Smart Balance, Inc.**	27,375	167,809

TOTAL CONSUMER STAPLES		167,809

ENERGY - (5.88%)
Oil & Gas (2.99%)
Arena Resources, Inc.**	4,875	159,071

Oil & Gas Equipment & Services (2.89%)
Superior Energy Services, Inc.**	9,250	153,458

TOTAL ENERGY		312,529

FINANCIALS - (2.74%)
Diversified Financial Services (2.74%)
Affiliated Managers Group, Inc.**	2,200	145,244

TOTAL FINANCIALS		145,244

HEALTHCARE - (25.48%)
Biotechnology (2.90%)
Onyx Pharmaceuticals, Inc.**	3,000	107,760
Vical, Inc.**	13,000	46,410
		154,170
Healthcare Equipment (4.78%)
Given Imaging Ltd.	8,500	100,300
Kinetic Concepts, Inc.**	4,850	153,357
		253,657
Healthcare Products (2.68%)
Symmetry Medical, Inc.**	16,625	142,310

Healthcare Services (6.92%)
Bio-Reference Laboratories, Inc.**	4,875	156,293
Genoptix, Inc.**	6,750	211,342
		367,635
Healthcare Technology (2.78%)
athenahealth, Inc.**	4,000	147,760

Life Sciences Tools (2.99%)
Charles River Laboratories International, Inc.**	4,800	158,736

Pharmaceuticals (2.43%)
Perrigo Co.	4,750	128,915

TOTAL HEALTHCARE		1,353,183

INDUSTRIALS - (23.16%)
Aerospace & Defense (1.45%)
Dynamic Materials Corp.	4,700	76,939

Electrical Components (2.82%)
American Superconductor Corp.**	4,650	149,591

Electrical Components & Equipment (6.88%)
Energy Conversion Devices, Inc.**	8,250	117,480
GT Solar International, Inc.**	19,250	119,350
SunPower Corp.**	4,000	128,799
		365,629
Environmental Control (3.03%)
Energy Recovery, Inc.**	23,000	160,770

Machinery Construction & Farming (3.78%)
Titan International, Inc.	27,000	200,880

Machinery Industrial (2.89%)
American Science & Engineering, Inc.	2,200	153,450

Metal Fabrication & Hardware (2.31%)
Kaydon Corp.	3,750	122,513

TOTAL INDUSTRIALS		1,229,772

MATERIALS - (3.10%)
Chemicals (3.10%)
Calgon Carbon Corp.**	13,000	164,710

TOTAL MATERIALS		164,710

TECHNOLOGY - (26.15%)
Application Software (4.18%)
Nuance Communications, Inc.**	12,500	165,000
Web.com Group, Inc.**	9,250	56,795
		221,795
Communication Equipment (5.84%)
EZchip Semiconductor Ltd.**	12,500	159,999
Riverbed Technology, Inc.**	7,500	150,075
		310,074
Computers (5.43%)
Intermec, Inc.**	11,500	156,860
Synaptics, Inc.**	5,500	131,835
		288,695
Electronic Manufacturing Services (2.93%)
Jabil Circuit, Inc.	17,000	155,720

Electronics (3.04%)
Cogent, Inc.**	14,150	161,310

Services - Data Processing (2.35%)
NeuStar, Inc.**	5,500	124,740

Software (2.38%)
CommVault Systems, Inc.**	7,250	126,223

TOTAL TECHNOLOGY		1,388,557

TOTAL COMMON STOCKS (Cost $4,866,110)		5,292,358

MUTUAL FUNDS (0.26%)
Fifth Third U.S.Treasury Money Market Fund(1) (0.07% 7 Day Yield)	13,693	13,693

TOTAL MUTUAL FUNDS (Cost $13,693)		13,693

TOTAL INVESTMENTS (99.92%) (Cost $4,879,803)		$5,306,051

OTHER ASSETS IN EXCESS OF LIABILITIES (0.08%)		4,438

NET ASSETS (100.00%)		$5,310,489

** Non Income Producing Security.

(1) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

See Notes to Quarterly Statement of Investments.

STATEMENT OF INVESTMENTS
STONEBRIDGE INSTITUTIONAL SMALL-CAP GROWTH FUND		July 31, 2009
		(Unaudited)

	Shares	Market Value

COMMON STOCKS (99.66%)
CONSUMER CYCLICAL - (7.09%)
Restaurants (2.35%)
Buffalo Wild Wings, Inc.**	7,000	$282,450

Retail - Internet (2.55%)
PetMed Express, Inc.**	16,500	306,240

Specialty Stores (2.19%)
Tractor Supply Co.**	5,500	263,835

TOTAL CONSUMER CYCLICAL		852,525

CONSUMER NON-CYCLICAL - (3.05%)
Education Services (3.05%)
K12, Inc.**	19,500	366,015

TOTAL CONSUMER NON-CYCLICAL		366,015

CONSUMER STAPLES - (3.12%)
Packaged Foods (3.12%)
Smart Balance, Inc.**	61,100	374,543

TOTAL CONSUMER STAPLES		374,543

ENERGY - (5.85%)
Oil & Gas (2.99%)
Arena Resources, Inc.**	11,000	358,930

Oil & Gas Equipment & Services (2.86%)
Superior Energy Services, Inc.**	20,750	344,243

TOTAL ENERGY		703,173

FINANCIALS - (2.69%)
Diversified Financial Services (2.69%)
Affiliated Managers Group, Inc.**	4,900	323,498

TOTAL FINANCIALS		323,498

HEALTHCARE - (25.77%)
Biotechnology (3.21%)
Onyx Pharmaceuticals, Inc.**	7,750	278,380
Vical, Inc.**	30,000	107,100
		385,480
Healthcare Equipment (4.81%)
Given Imaging Ltd.	19,500	230,100
Kinetic Concepts, Inc.**	11,000	347,820
		577,920
Healthcare Products (2.70%)
Symmetry Medical, Inc.**	38,000	325,280

Healthcare Services (6.97%)
Bio-Reference Laboratories, Inc.**	11,000	352,660
Genoptix, Inc.**	15,500	485,305
		837,965
Healthcare Technology (2.76%)
athenahealth, Inc.**	9,000	332,460

Life Sciences Tools (2.89%)
Charles River Laboratories International, Inc.**	10,500	347,235

Pharmaceuticals (2.43%)
Perrigo Co.	10,750	291,755

TOTAL HEALTHCARE		3,098,095

INDUSTRIALS - (23.02%)
Aerospace & Defense (1.44%)
Dynamic Materials Corp.	10,600	173,522

Electrical Components (2.81%)
American Superconductor Corp.**	10,500	337,785

Electrical Components & Equipment (6.82%)
Energy Conversion Devices, Inc.**	18,500	263,440
GT Solar International, Inc.**	43,000	266,600
SunPower Corp.**	9,000	289,800
		819,840
Environmental Control (3.03%)
Energy Recovery, Inc.**	52,000	363,480

Machinery Construction & Farming (3.71%)
Titan International, Inc.	60,000	446,400

Machinery Industrial (2.90%)
American Science & Engineering, Inc.	5,000	348,750

Metal Fabrication & Hardware (2.31%)
Kaydon Corp.	8,500	277,695

TOTAL INDUSTRIALS		2,767,472

MATERIALS - (3.06%)
Chemicals (3.06%)
Calgon Carbon Corp.**	29,000	367,430

TOTAL MATERIALS		367,430

TECHNOLOGY - (26.01%)
Application Software (4.20%)
Nuance Communications, Inc.**	28,500	376,200
Web.com Group, Inc.**	21,000	128,940
		505,140
Communication Equipment (5.84%)
EZchip Semiconductor Ltd.**	28,250	361,599
Riverbed Technology, Inc.**	17,000	340,170
		701,769
Computers (5.37%)
Intermec, Inc.**	25,800	351,912
Synaptics, Inc.**	12,250	293,633
		645,545
Electronic Manufacturing Services (2.90%)
Jabil Circuit, Inc.	38,000	348,080

Electronics (3.04%)
Cogent, Inc.**	32,000	364,800

Services - Data Processing (2.31%)
NeuStar, Inc.**	12,250	277,830

Software (2.35%)
CommVault Systems, Inc.**	16,250	282,913

TOTAL TECHNOLOGY		3,126,077

TOTAL COMMON STOCKS (Cost $11,383,136)		11,978,828

MUTUAL FUNDS (0.23%)
Fifth Third U.S.Treasury Money Market Fund(1) (0.07% 7 Day Yield)	27,448	27,448

TOTAL MUTUAL FUNDS (Cost $27,448)		27,448

TOTAL INVESTMENTS (99.89%) (Cost $11,410,584)		$12,006,276

OTHER ASSETS IN EXCESS OF LIABILITIES (0.11%)		13,514

NET ASSETS (100.00%)		$12,019,790

** Non Income Producing Security.

(1) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

See Notes to Quarterly Statement of Investments.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

JULY 31, 2009

1. ORGANIZATION:

Organization and Nature of Operations — Stonebridge Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company organized as a Delaware statutory trust by a Declaration of Trust dated July 31, 1998. The Trust, which became effective November 1, 1998, currently has two active investment portfolios, the Stonebridge Institutional Small-Cap Growth Fund (formerly the Stonebridge Small-Cap Growth - Institutional Fund) and the Stonebridge Small-Cap Growth Fund, each referred to as a “Series” or a “Fund” of the Trust. Stonebridge Institutional Small-Cap Growth Fund, also referred to as the Institutional Fund, and the Stonebridge Small-Cap Growth Fund, also referred to as the Small-Cap Fund, seek long-term growth of capital, with the production of short-term income as a secondary objective, through investing at least 80% of the Fund’s assets in companies with smaller market capitalizations (defined as companies with market capitalizations at the time of purchase in the range of $100 million to $3 billion) and generally investing in common stocks with a strong potential for superior earnings growth over the long-term.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Use of Estimates — The preparation of each Series’ financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes. Actual results could differ from those estimates.

Security Valuation — Investment securities listed or traded on a registered securities exchange are valued at the last sales price on the date of valuation. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities traded on the over-the-counter market for which no sales are reported are valued at the mean between the bid and asked price. Short-term debt securities having a remaining maturity of 60 days or less consist exclusively of U.S. Treasury and Agency Obligations and are stated at amortized cost which is approximately equivalent to value. Other securities for which quotations are not readily available are valued at fair value as determined in good faith by the Funds’ Fair Value Committee in accordance with the methods approved by the Board of Trustees. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, if a security has not been traded for an extended period of time, or if a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Trust calculates the Funds’ Net Asset Value, the Fair Value Committee will determine the security’s fair value. In making a determination of the value of the security, the Committee will consider factors such as the fundamental analytical data relating to the security, forces affecting the market in which the security is purchased and sold, the price, yield and extent of public or private trading in similar securities of the issuer or comparable companies, and other relevant factors.

3.  UNREALIZED APPRECIATION AND DEPRECIAITION ON INVESTMENTS

Stonebridge Small-Cap Growth Fund

Income Tax - Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	779,010
Gross depreciation (excess of tax cost over value)	(355,409)
Net unrealized appreciation/(depreciation)	423,601
Cost of investments for income tax purposes	4,882,450

Stonebridge Institutional Small-Cap Growth Fund

Income Tax - Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	1,538,657
Gross depreciation (excess of tax cost over value)	(942,965)
Net unrealized appreciation/(depreciation)	595,692
Cost of investments for income tax purposes	11,410,584

4.  FAIR VALUE MEASUREMENTS:

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended July 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

Stonebridge Small-Cap Growth Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$5,292,358	$—	$—	$5,292,358
Mutual Funds	13,693	—	—	13,693
TOTAL	$5,306,051	$—	$—	$5,306,051

Stonebridge Institutional Small-Cap Growth Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$11,978,828	$—	$—	$11,978,828
Mutual Funds	27,448	—	—	27,448
TOTAL	$12,006,276	$—	$—	$12,006,276

All securities of the Fund were valued using Level 1 inputs during the period ended July, 2009. Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable.

Item 2 - Controls and Procedures.

(a)                                 The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STONEBRIDGE FUNDS TRUST

By:	/s/ Richard C. Barrett
Richard C. Barrett
President, Principal Executive Officer

Date:	September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard C. Barrett
Richard C. Barrett
President, Principal Executive Officer

Date:	September 23, 2009

By:	/s/ Debra L. Newman
Debra L. Newman
Treasurer, Principal Financial Officer

Date:	September 23, 2009

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